RECOVERABLE TAXES - Summary (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
RECOVERABLE TAXES
IRPJ/CSLL - prepayments and withheld taxes	R$ 174,860	R$ 223,754
PIS and COFINS - on acquisition of property, plant and equipment	89,239	126,990
PIS and COFINS - operations	296,755	287,206
PIS/COFINS - exclusion ICMS	455,984	128,115
ICMS - on acquisition of property, plant and equipment	110,822	112,672
ICMS - operations	1,460,929	1,393,260
Reintegra Program	100,874	110,121
Other taxes and contributions	37,139	24,089
Provision for loss of ICMS credits	(1,188,036)	(1,164,782)	R$ (1,304,329)
Recoverable taxes	1,538,566	1,241,425
Current assets	382,415	406,850
Non-current assets	R$ 1,156,151	R$ 834,575